Vanguard® Windsor™Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.4%)
Communication Services (5.8%)
*	T-Mobile US Inc.	3,696,307	399,830
	Electronic Arts Inc.	1,978,987	262,532
	Cable One Inc.	144,029	222,486
*	Charter Communications Inc. Class A	295,699	175,450
	Activision Blizzard Inc.	1,619,267	127,938
*	Alphabet Inc. Class A	39,066	105,715
	Omnicom Group Inc.	1,391,956	104,898
	Verizon Communications Inc.	220,056	11,714
			1,410,563
Consumer Discretionary (9.0%)
*	Dollar Tree Inc.	1,950,893	255,996
*	Las Vegas Sands Corp.	5,538,948	242,606
	Compass Group plc	10,177,732	231,316
	Lear Corp.	1,287,305	215,392
	Gildan Activewear Inc.	5,241,281	208,760
	Newell Brands Inc.	7,487,177	173,777
	PVH Corp.	1,588,525	150,926
*	Mohawk Industries Inc.	766,250	120,968
*	General Motors Co.	2,194,859	115,735
*	Airbnb Inc. Class A	741,441	114,160
*	CarMax Inc.	1,012,786	112,591
*	Skechers USA Inc. Class A	2,439,813	102,472
*	Alibaba Group Holding Ltd. ADR	605,265	76,136
*	Booking Holdings Inc.	28,294	69,494
			2,190,329
Consumer Staples (3.7%)
	Philip Morris International Inc.	3,394,074	349,081
	Keurig Dr Pepper Inc.	8,272,206	313,930
	Tyson Foods Inc. Class A	1,812,478	164,736
	Sysco Corp.	961,520	75,143
			902,890
Energy (7.6%)
	Halliburton Co.	12,245,330	376,421
	Canadian Natural Resources Ltd.	5,727,664	291,653
	Baker Hughes Co. Class A	8,553,264	234,702
	Exxon Mobil Corp.	2,835,717	215,401
	Schlumberger NV	4,670,215	182,465
	Royal Dutch Shell plc Class A ADR	2,564,255	131,803
	ConocoPhillips	1,475,094	130,723
	NOV Inc.	7,869,660	129,220
	Diamondback Energy Inc.	864,890	109,114

		Shares	Market Value ($000)
	Cenovus Energy Inc.	3,490,886	50,792
			1,852,294
Financials (22.1%)
	Bank of America Corp.	13,052,995	602,265
	MetLife Inc.	6,856,894	459,823
	Chubb Ltd.	1,891,705	373,196
	Charles Schwab Corp.	3,937,725	345,338
	Voya Financial Inc.	5,026,409	341,595
	Equitable Holdings Inc.	9,772,444	328,745
	M&T Bank Corp.	1,922,563	325,644
	Wells Fargo & Co.	5,672,624	305,187
	Raymond James Financial Inc.	2,542,689	269,194
	Royal Bank of Canada	2,182,963	248,890
	American International Group Inc.	3,818,628	220,526
	Zions Bancorp NA	2,961,317	200,837
	Citigroup Inc.	3,028,425	197,211
	Capital One Financial Corp.	1,284,225	188,434
	Apollo Global Management Inc.	2,475,313	173,272
	JPMorgan Chase & Co.	1,102,065	163,767
	Travelers Cos. Inc.	931,300	154,763
	Goldman Sachs Group Inc.	353,777	125,478
	Axis Capital Holdings Ltd.	1,829,345	104,236
	S&P Global Inc.	215,897	89,645
	Morgan Stanley	720,717	73,902
	UBS Group AG (Registered)	2,753,680	51,411
	Invesco Ltd.	852,369	19,315
			5,362,674
Health Care (15.0%)
	CVS Health Corp.	2,621,293	279,194
	Becton Dickinson and Co.	963,152	244,775
*	Regeneron Pharmaceuticals Inc.	377,441	229,707
*	Seagen Inc.	1,691,534	227,528
*	Centene Corp.	2,873,687	223,458
	UnitedHealth Group Inc.	415,600	196,400
	Humana Inc.	473,313	185,775
*	Boston Scientific Corp.	4,264,582	182,951
	AstraZeneca plc ADR	3,141,884	182,889
	DENTSPLY SIRONA Inc.	3,371,713	180,117
	McKesson Corp.	700,633	179,867
	Pfizer Inc.	3,155,348	166,255
*	Biogen Inc.	670,884	151,620
[1]	Fresenius Medical Care AG & Co. KGaA ADR	4,446,202	150,415
	Johnson & Johnson	864,151	148,885
	Encompass Health Corp.	2,358,696	146,333
	Sanofi	1,311,584	137,142
	Organon & Co.	2,845,732	90,807
	Anthem Inc.	186,825	82,388
	Bristol-Myers Squibb Co.	1,128,085	73,201
	Cigna Corp.	298,096	68,699
	Amgen Inc.	269,795	61,281
	Cardinal Health Inc.	1,164,253	60,041
			3,649,728
Industrials (7.2%)
	Westinghouse Air Brake Technologies Corp.	5,337,282	474,484
	Raytheon Technologies Corp.	3,312,053	298,714
	General Electric Co.	2,643,985	249,804
	Leidos Holdings Inc.	2,345,224	209,780

		Shares	Market Value ($000)
*	Boeing Co.	686,447	137,454
*	Airbus SE	975,140	124,519
	Stanley Black & Decker Inc.	634,919	110,889
	General Dynamics Corp.	339,199	71,944
	Textron Inc.	979,737	66,681
	PACCAR Inc.	89,140	8,289
			1,752,558
Information Technology (13.8%)
	Cognizant Technology Solutions Corp. Class A	5,675,658	484,815
	Fidelity National Information Services Inc.	2,442,235	292,873
	VMware Inc. Class A	2,277,903	292,665
*	F5 Inc.	1,300,644	270,040
	Micron Technology Inc.	2,710,094	222,959
*	FleetCor Technologies Inc.	848,396	202,139
*	GoDaddy Inc. Class A	2,509,624	190,004
	Hewlett Packard Enterprise Co.	11,420,593	186,498
	Broadcom Inc.	278,876	163,388
*	Lumentum Holdings Inc.	1,249,991	126,849
	Amdocs Ltd.	1,666,717	126,487
	Genpact Ltd.	2,531,327	125,933
	SS&C Technologies Holdings Inc.	1,364,373	108,972
*	Qorvo Inc.	780,418	107,136
	NXP Semiconductors NV	514,769	105,754
	Oracle Corp.	1,125,306	91,330
	KLA Corp.	226,955	88,347
	Samsung Electronics Co. Ltd.	940,697	58,510
	Cisco Systems Inc.	898,196	50,003
	Juniper Networks Inc.	1,231,241	42,872
			3,337,574
Materials (4.0%)
	Reliance Steel & Aluminum Co.	1,561,857	238,777
	Dow Inc.	2,955,997	176,562
	FMC Corp.	1,598,085	176,380
	Celanese Corp. Class A	940,041	146,374
	LG Chem Ltd.	240,814	129,091
[1]	Rio Tinto plc ADR	1,470,881	105,021
			972,205
Other (0.0%)
*,2	Allstar Coinv LLC	1,647,100	—
Real Estate (3.2%)
	VICI Properties Inc.	9,724,624	278,319
	American Tower Corp.	831,572	209,140
	Americold Realty Trust	5,713,919	162,561
	Equinix Inc.	161,037	116,736
			766,756
Utilities (6.0%)
	Exelon Corp.	5,652,337	327,553
	NRG Energy Inc.	5,782,825	230,908
	Edison International	3,310,563	207,870
	Duke Energy Corp.	1,907,886	200,443
	Iberdrola SA (XMAD)	15,815,700	181,328
	Pinnacle West Capital Corp.	2,010,705	139,965
	Avangrid Inc.	2,183,514	102,014
	Consolidated Edison Inc.	785,498	67,906

		Shares	Market Value ($000)
*	Iberdrola SA	263,595	3,009
			1,460,996
Total Common Stocks (Cost $17,491,804)			23,658,567
Temporary Cash Investments (2.2%)
Money Market Fund (1.6%)
[3,4]	Vanguard Market Liquidity Fund, 0.120%	3,802,019	380,164
		Face Amount ($000)
Repurchase Agreement (0.6%)
	Bank of America Securities LLC 0.050%, 2/1/22 (Dated 1/31/22, Repurchase Value $157,100,000, collateralized by Ginnie Mae 2.000%, 8/20/50, with a value of $160,242,000)	157,100	157,100
Total Temporary Cash Investments (Cost $537,238)			537,264
Total Investments (99.6%) (Cost $18,029,042)			24,195,831
Other Assets and Liabilities—Net (0.4%)			91,620
Net Assets (100%)			24,287,451
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,583,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $10,027,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	1,340	301,785	(16,562)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,793,652	864,915	—	23,658,567
Temporary Cash Investments	380,164	157,100	—	537,264
Total	23,173,816	1,022,015	—	24,195,831
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	16,562	—	—	16,562
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.